UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

                          Form 13F/A

                     Form 13F AMENDED COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment  [ x ];   Amendment Number: 1
           This Amendment  (Check only one.):   [ x]  is a restatement.
                                                [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          RE Advisers
Address:       4301 Wilson Blvd.
               IFS8-305
               Arlington, VA 22203


Form 13F File Number: 028-04894

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     ________________________________
	  Peter R. Morris
Title:    Vice President and Chief Investment Officer
Phone:    (703) 907-6030

Signature, Place, and Date of Signing:

/s/ Peter R. Morris       Arlington, VA 	May 19, 2008

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.   (check here if all holdings of this
         reporting manager are reported in this report.)

[ X ]    13F NOTICE.   (Check here if no holdings reported are in this
         report, and all holdings are report by other reporting manager(s). )

[   ]    13F COMBINATION REPORT.   (Check here if all holdings of this
         reporting manager are reported in this report and a portion are reported by other reporting manager (s). )


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NATIONAL RURAL ELECTRIC COOPERATIVE ASSOCIATION     028-02316